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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02704


                         Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Tax-Free Income Fund
Schedule of Investments  9/30/07


 Shares                                                            Value
          COMMON STOCK - 0.4 %
          Transportation - 0.4 %
          Airlines - 0.4 %
 134,296  Northwest Airlines                                    $2,390,469
          TOTAL COMMON STOCK
          (Cost  $4,839,466)                                    $2,390,469
Principal
 Amount   MUNICIPAL BONDS - 99.6 %
          No State - 0.8 %
5,000,000 Northern Mariana Islands, 5.0%, 6/1/17                $4,931,800
                                                                $4,931,800
          Alabama - 2.3 %
7,500,000 DCH Health Care Authority, 5.125%, 6/1/36             $7,522,875
 390,000  Florence Alabama Water General, 4.35%, 12/1/07          390,577
 405,000  Florence Alabama Water General, 4.4%, 12/1/08           409,423
 550,000  Hunstville Alabama Electric System, 4.6%, 12/1/09       561,957
1,445,000 Huntsville Alabama General, 4.75%, 11/1/18             1,472,311
1,895,000 Huntsville Alabama, 5.125%, 5/1/20                     2,025,054
 725,000  Madison Alabama Water & Wastewater Board, 4.6%, 12/1/1  746,533
 645,000  Mobile Alabama Regulations General, 0.0%, 2/15/09       646,503
 500,000  Southeast Alabama Gas District, 5.3%, 6/1/12            531,350
                                                                $14,306,583
          Arizona - 3.1 %
1,000,000 Maricopa County School District, 7.0%, 7/1/08         $1,025,970
10,000,000Phoenix Arizona Civic Import Corp., Floating Rate Note 8,470,000 4,000,000 Phoenix Arizona Civic Import Corp., Distrrict Revenue, 3,346,240 8,005,000 Phoenix Arizona Civic Import Corp., District Revenue, 6,698,664
                                                                $19,540,874
          California - 12.7 %
5,000,000 Alhambra California CTFS Part, 6.75%, 9/1/23          $6,051,950
4,000,000 California State, 5.0%, 6/1/37                         4,067,280
8,000,000 California State, 5.0%, 9/1/35                         8,132,160
1,000,000 California State, 4.25%, 8/1/33                         923,170
10,000,000California State Department of Veteran Affairs, 4.6% 1 9,812,200 4,875,000 California Statewide Communities Development Authority 4,708,129 5,125,000 California Statewide Communities Development Authority 4,848,558 20,000,000Foothill Eastern Transportation Corridor Agency Toll R 7,757,600 1,000,000 Franklin-McKinley California School District, 6.0%, 7/ 1,165,370
4,525,000 Golden State Tobacco Securitization, 7.8%, 6/1/42      5,473,169
1,000,000 Golden State Tobacco Securitization, 7.875%, 6/1/42    1,213,010
3,000,000 Golden State Tobacco Securitization, 7.9%, 6/1/42      3,642,510
12,000,000Golden State Tobacco Security Corp.,  5.125%, 6/1/47   10,320,840
10,000,000Inland Empire Tobacco Securitization Authority Califor 1,509,000
1,175,000 Lucia Mar University School District, 0.0%, 8/1/20      670,385
 165,000 Sacramento California Municipal Utility District, 5.5% 169,605 3,600,000 Saugus California University School District, 0.0%, 8/ 1,762,380 1,210,000 Saugus California University School District, 0.0%, 8/ 561,597 5,000,000 Tobacco Securitization Authority Southern California
          Tobbacco Settlement, 5.125%, 6/1/43                    4,304,750
3,000,000 West VY Mission Community College California, 5.0%, 8/ 3,132,720
                                                                $80,226,383
          Colorado - 2.5 %
2,500,000 Colorado Health Facilities Revenue, 5.25%, 6/1/36     $2,501,525
  15,000  Colorado Housing Finance Authority, Series A-3, 7.0%,    15,404
  25,000  Colorado Housing Finance Authority, Series B-2, 7.45%,   25,371
  85,000  Colorado Housing Finance Authority, Series B-3, 6.55%,   86,767
3,575,000 Douglas County School District Regional, 7.0%, 12/15/1 4,233,229 10,000,000E-470 Public Highway Authority Colorado, 0.0%, 9/1/37 2,215,600
6,800,000 Regional Transportation District Colorado Sales Tax Re 6,533,168
                                                                $15,611,064
          Connecticut - 2.6 %
1,000,000 Connecticut State Health & Education, 5.5%, 7/1/17    $1,051,710
15,000,000Connecticut State Health & Education, 5%, 7/1/42       15,547,950
                                                                $16,599,660
          District of Columbia - 1.4 %
8,825,000 District of Columbia Tobacco Settlement Financing Corp$9,135,111
                                                                $9,135,111
          Florida - 1.7 %
1,000,000 Dade County Florida General, 7.7%, 10/1/12            $1,175,340
 500,000 Halifax Hospital Medical Center Florida, 5.375%, 6/1/4 501,470 5,435,000 Lee County Florida Industrial Development Authority, 4 5,367,063 1,535,000 Marion County Florida Hospital District Development, 5 1,605,794
2,000,000 Sarasota County Florida Health 5.75%, 7/1/45           1,966,500
                                                                $10,616,167
          Georgia - 1.6 %
10,000,000Houston County Georgia Hospital Authority Revenue, 5.0$9,850,300
                                                                $9,850,300
          Illinois - 5.2 %
 515,000  Chicago Board of Education, 5.75%, 12/1/27            $ 527,066
 495,000  Chicago Illinois Tax Increment, 5.0%, 11/15/10          506,781
4,000,000 Chicago Illinois O'Hare International Airport, 5.5%, 1 3,774,840
 170,000  Chicago Illinois Single Family Mortgage, 6.45%, 9/1/29  172,101
10,775,000Illinios Finance Authority, 5.0%, 5/1/25               10,576,740
5,000,000 Illinois Finance Authority, 5.0%, 4/1/31               4,931,950
5,000,000 Illinois Finance Authority, 5.0%, 4/1/36               4,888,500
1,145,000 Illinois Housing Development Authority Revenue
          Multi-Family Housing, 7.0%, 7/1/23                     1,449,444
20,000,000Metropolitan Pier & Exposition Authority Illinois Dedi
          Tax, Floating Rate Note, 6/15/39                       4,255,000
3,000,000 Will County Illinois First Presvation District, 0.0%,  1,863,000
                                                                $32,945,422
          Indiana - 5.7 %
15,000,000Hobart Indiana Building Corp., 6.5%, 1/15/29          $18,308,100
5,000,000 Indiana Health & Educational Facility Authority, 5.0%, 4,917,800 5,000,000 Indiana Health & Educational Facility Authority, 5.0%, 4,883,600
1,250,000 Indiana State Development Finance, 5.75%, 10/1/11      1,277,750
1,400,000 Indianapolis Local Public Improvement Board Board Reve 1,563,968 3,400,000 Indianapolis Local Public Improvement Board Revenue, 6 3,904,764 1,000,000 Lawrence Township Metropolitan School District Revenue 1,150,350
                                                                $36,006,332
          Kansas - 1.4 %
9,000,000 Burlington Kansas Pollution, 4.85%, 6/1/31            $9,069,210
                                                                $9,069,210
          Kentucky - 0.4 %
 165,000  Kentucky Economic Development Finance, 6.25%, 10/1/12 $ 178,891
 335,000  Kentucky Economic Development Finance, 6.25%, 10/1/12   355,757
2,000,000 Louisville & Jefferson County Kentucky Metro Government Health
          System Revenue, 5.25%, 10/1/36                         2,008,540
                                                                $2,543,188
          Lousiana - 3.5 %
 500,000  Louisiana Public Facilities Authority Revenue, 6.25%, $ 503,280
 500,000  Louisiana Public Facilities Authority, 5.0%, 7/1/31     493,120
15,000,000Louisiana Public Facilities Authority, 5.5%, 5/15/47   15,147,450
1,085,000 Lousiana Local Government Environment Community, 5.25% 1,171,626 5,000,000 St John Baptist Parish Louisiana Revenue, 5.125%, 6/1/ 4,976,200
                                                                $22,291,676
          Massachusetts - 12.8 %
 560,000  Lawrence Mass, 5.0%, 2/1/25                             588,106
 590,000  Lawrence Mass, 5.0%, 2/1/26                           $ 618,686
16,070,000Massachusetts Bay Transit Authority, 4.0%, 7/1/33      14,361,438
4,990,000 Massachusetts Bay Transit Authority, 5.0%, 7/1/31      5,374,330
1,500,000 Massachusetts Development Finance Agency 4.5%, 9/1/36 1,403,070 1,680,000 Massachusetts Development Finance Agency, 5.25%, 10/1/ 1,689,089 3,320,000 Massachusetts Development Finance Agency, 5.25%, 10/1/ 3,305,060 6,820,000 Massachusetts Development Finance Agency, 5.25%, 2/1/3 6,920,663 2,000,000 Massachusetts Health & Educational Facilites Authority 2,101,880 2,500,000 Massachusetts Health & Educational Facilities Authorit 2,436,800 2,000,000 Massachusetts Health & Educational Facilities Authorit 2,109,840 1,000,000 Massachusetts Health & Educational Facilities Authorit 1,088,180 1,250,000 Massachusetts Health & Educational Facilties Authority 1,318,688 1,145,000 Massachusetts Health & Educational Facitilties Authori 1,199,846
8,170,000 Massachusetts State Dedicated Tax, 5.5%, 1/1/29        9,377,526
5,500,000 Massachusetts State Development Finance Agency, 5.75%, 6,525,860 1,500,000 Massachusetts State Development Finance Agency, 6.375% 1,655,565 6,215,000 Massachusetts State Health & Educational, 5.25%, 7/1/3 7,003,186
  40,000  Massachusetts State Health & Educational, 6.0%, 7/1/18   42,963
5,090,000 Massachusetts State Health and Educational
          Facilities Authority Revenue, 5.75%, 7/1/32            5,523,159
 200,000  Massachusetts State Health and Educational
          Facilities Authority Revenue, 5.75%, 7/1/32             215,920
 580,000  Sharon Massachusetts Municipal Purple Lane, 4.125%, 2/  572,860
 580,000  Sharon Massachusetts Municipal Purple Lane, 4.125%, 2/  568,655
 580,000  Sharon Massachusetts Municipal Purple Lane, 4.125%, 2/  563,963
 575,000  Sharon Massachusetts Municipal Purple Lane, 4.125%, 2/  555,927
 630,000  Springfield Massachusetts Water & Sewer, 4.0%, 11/1/19  649,165
 790,000  Springfield Massachusetts Water & Sewer, 4.0%, 11/1/20  771,854
 500,000  Springfield Massachusetts Water & Sewer, 4.0%, 11/1/21  483,225
 590,000  Springfield Massachusetts Water & Sewer, 4.5%, 11/1/18  612,886
1,175,000 Waltham Massachusetts, 4.0%, 11/15/20                  1,169,019
                                                                $80,807,409
          Maryland - 0.7 %
4,600,000 Maryland Health Department, 4.75% 1/1/13              $4,552,068
                                                                $4,552,068
          Maine - 0.0 %
 300,000  Maine Municipal Bond Bank, 5.0%, 11/1/09              $ 307,917
                                                                $ 307,917
          Michigan - 1.7 %
1,500,000 John Tolfree Health System, 6.0%, 9/15/23             $1,533,765
 400,000  Michigan State Trunk Line, 5.50%, 11/1/10               422,840
4,000,000 Michigan State Hospital Finance Authority, 6.0%, 2/1/2 4,001,760
5,000,000 Southfield Michigan Public Schools, 4.5%, 5/1/27       4,971,450
6,485,000 Wayne Charter Escrow, 12/1/15 (d)                             0
                                                                $10,929,815
          Minnesota - 1.1 %
5,000,000 Becker, Minnesota Pollution Control Revenue Northern States
          Power ""A"" Conversions 8.5%, 4/1/30                  $5,850,150
1,000,000 Laurentian Energy Authority Minnesota Cogeneration, 5. 1,032,440
                                                                $6,882,590
          Missouri - 0.1 %
 320,000  Missouri State Housing Development Common Mortgage
          Revenue, Single Family, Series B-2, 6.4%, 3/1/29      $ 327,542
                                                                $ 327,542
          Mississippi - 1.4 %
1,800,000 Columbus Mississippi Industrial Development Revenue 5.$1,835,100 6,000,000 Lowndes County MS Solid Waste Disposal &
          Pollution Control Revenue, 6.8%, 4/1/22                6,936,180
                                                                $8,771,280
          Montana - 0.1 %
 500,000  Forsyth Pollution Control Revenue, 5.2%, 5/1/33       $ 508,680
                                                                $ 508,680
          North Carolina - 0.3 %
2,250,000 North Carolina Capital Facilities Finance, 4.5%, 10/1/$2,041,043
                                                                $2,041,043
          North Dakota - 0.1 %
 320,000 North Dakota State Housing Finance Agency Revenue, 5.8$ 324,854 575,000 North Dakota State Housing Finance Agency Revenue, 6.0 580,836
                                                                $ 905,690
          Nebraska - 0.9 %
2,019,874 Energy America Nebraska Natural Gas Revenue, 5.45%, 4/$2,010,077
1,325,000 Municipal Energy Agency, 6.0%, 4/1/08                  1,341,947
2,050,000 Nebraska Investment Finance Authority Single
          Family, Floating Rate Note, 3/1/26                     2,084,194
                                                                $5,436,218
          New Hampshire - 2.1 %
5,000,000 New Hampshire Health & Educational Facilities
          Authority Revenue, 5.0%, 10/1/17                      $4,818,000
5,000,000 New Hampshire Health & Educational Facilities
          Authority Revenue, 5.0%, 10/1/32                       4,854,100
1,250,000 New Hampshire Health & Educational Facilities
          Authority Revenue, 5.75%, 10/1/31                      1,298,075
2,000,000 New Hampshire Health & Educational Facilities
          Authority Revenue, 5.75%, 7/1/22                       2,082,780
 140,000  New Hampshire State Housing Finance Authority, 6.125%,  142,709
                                                                $13,195,664
          New Jersey - 5.3 %
 500,000 New Jersey Economic Development Authority, 5.3%, 11/1/$ 470,240 450,000 New Jersey Economic Development Authority 5.375%, 11/1 422,649
5,060,000 New Jersey Economic Development Authority
          Special Facility Revenue, 7.0%, 11/15/30               5,263,817
5,000,000 New Jersey State Educational Facilities Authority 4.5% 5,002,050 2,000,000 New Jersey Health Care Facilities Financing Authority, 2,041,680 4,140,000 New Jersey Health Care Facilities Financing Authority 4,058,856 1,000,000 Tobacco Settlement Financing Corp., New Jersey, 6.25%, 1,128,850 5,215,000 Tobacco Settlement Financing Corp., New Jersey, 6.75%, 6,019,257 2,100,000 Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/42 2,127,720
8,500,000 Tobacco Settlement Financing Corp., 5.0%, 6/1/41       7,190,320
                                                                $33,725,439
          Nevada - 2.4 %
10,000,000Reno Nevada Hospital Revenue, 5.25%, 6/1/41           $10,006,700
5,000,000 Truckee Meadows Nevada Water Authority, 4.875%, 7/1/34 5,051,150
                                                                $15,057,850
          New York - 3.5 %
1,000,000 Albany Individual Development, 6.0%, 7/1/19           $1,022,310
 400,000  Metropolitan Transportation Authority New York, 5.5%,   441,172
2,000,000 New York NY City Transportation Finance Authority
          Revenue, Floating Rate Note, 11/1/26                   2,140,500
4,400,000 New York State Dorm Authority, 0.0%, 7/1/39            3,502,532
8,465,000 New York State Dorm Authority, 5.0%, 7/1/25            8,967,313
5,515,000 New York State Dorm Authority, 5.24%, 7/1/24           6,128,764
                                                                $22,202,591
          Ohio - 0.1 %
 400,000  Ohio State Building Authority Revenue, 5.5%, 10/1/11  $ 427,360
 500,000  Ohio State Building Authority Revenue, 6.0%, 10/1/08    512,475
                                                                $ 939,835
          Oklahoma - 0.7 %
1,530,000 Moore Oklahoma General Obligation, 5.75%, 4/1/12      $1,629,542
2,500,000 Tulsa Municipal Airport Revenue, 6.0%, 6/1/35          2,503,250
                                                                $4,132,792
          Oregon - 0.7 %
1,165,000 Jackson County School District No. 4, 5.5%, 6/15/17   $1,242,904
 315,000  Klamath Falls Inter-Community Hospital Authority Reven  349,921
 185,000  Klamath Falls Inter-Community Hospital Authority Reven  195,678
1,000,000 Portland Urband Development, 5.75%,  6/15/08           1,063,060
1,650,000 Wasco County School District, 5.5%, 6/15/19            1,867,173
                                                                $4,718,736
          Pennsylvania - 4.1 %
4,000,000 Allentown Pennsylvania Area Hospital Authority, 6.0%, $4,033,200 1,165,000 Chester County Pennsylvania Health & Education Faculty 1,197,515 1,650,000 Chester County Pennsylvania Health & Education Faculty 1,636,223
1,220,000 Chester County Pennsylvania Health, 5.0%, 11/1/20      1,247,682
1,000,000 Columbia County Pennsylvania Hospital Authority, 5.8%, 919,590 1,000,000 Montgomery County Pennsylvania Industrial, 5.0%, 12/1/ 969,660 1,000,000 Montgomery County Pennsylvania Industrial, 5.0%, 12/1/ 938,600
15,000,000Philadelphia Pennsylvania Hospital, 5.0%, 7/1/34       14,215,500
 500,000  Philadelphia Pennsylvania Parking, 4.875%, 9/1/09       512,305
  65,000  Sayre Pennsylvania Health Care Facilities Authority, 5   68,343
 185,000  Sayre Pennsylvania Health Care, 5.75%, 12/1/21          201,874
                                                                $25,940,492
          Puerto Rico - 0.9 %
5,000,000 Puerto Rico Electric Power, 0.0%, 7/1/17*             $3,237,200
3,305,000 Puerto Rico Electric Power, 0.0%, 7/1/17*              2,139,789
                                                                $5,376,989
          Rhode Island - 0.2 %
 250,000 Rhode Island State Health & Education Facilities Autho$ 281,815 415,000 Rhode Island State Health & Educational Building Corp. 465,908
  65,000  Rhode Island State Health & Educational Building Corp.   69,812
                                                                $ 817,535
          South Carolina - 0.8 %
 500,000 South Carolina Jobs Economic Development Authority, 6.$ 540,705 1,000,000 Scago Educational Facilities Corp., Spartanburg School
          Distriuct No .3, 5.0%, 12/1/30                         1,032,620
 100,000  South Carolina Housing Finance & Development Authority
          Mortgage Revenue, Series A-1, 6.2%, 7/1/09              100,156
 440,000  South Carolina Jobs Economic, 6.875%, 8/1/27            511,381
2,500,000 Tobacco Settlement Revenue Management, 6.375%, 5/15/30 2,624,575
                                                                $4,809,437
          South Dakota - 0.0 %
  65,000  South Dakota Conservancy District Revenue, 5.625%, 8/1$  65,103
                                                                $  65,103
          Tennessee - 3.1 %
1,570,000 Clarksville Tennessee Water and Gas, 5.15%, 2/1/14    $1,701,064
1,000,000 Johnson City Tennessee Health & Education; 5.5%, 7/1/3 1,011,680
1,000,000 Knox County Health Facility, 6.375%, 4/15/22           1,041,410
1,500,000 Knox County Health Facility, 6.5%, 4/15/31             1,552,020
 750,000  Knoxville County Tennessee Series A, 5.0%, 5/1/13       739,680
 750,000 Knoxville County Tennessee Health Educational & Housin 757,065 1,000,000 Metro Government Nashville/Davidson County Tennessee, 1,081,210 1,000,000 Metro Government Nashville/Davidson County Tennessee, 1,105,120 1,500,000 Metro Government Nashville/Davidson County Tennessee, 1,578,765 1,000,000 Metro Government Nashville/Davidson County Tennessee, 1,163,990
1,000,000 Putnam County Tennessee General, 5.5%, 4/1/19          1,046,650
5,960,000 Sumner Coutny Tennessee Health Educational, 5.5%, 11/1 5,963,338
 550,000  Williamson County Tennessee General, 5.1%, 3/1/14       569,756
 500,000  Williamson County Tennessee General, 6.0%, 3/1/08       505,310
                                                                $19,817,058
          Texas - 7.8 %
3,000,000 Brazos River Authority Pollution Control Revenue, 7.7%$3,268,170
 750,000  Carroll Independent School District, 6.75%, 8/15/21     939,630
 850,000  Carroll Independent School District, 6.75%, 8/15/22    1,071,714
13,885,000Dallas-Fort Worth Texas International Airport, 6.0%, 1 13,809,743 1,000,000 Harris County Health Facilties Development Authority, 1,103,070 3,000,000 Houston Texas Higher Educational Finance Corphigher
          Educational Revenue, 4.5%, 11/15/37                    2,891,490
1,000,000 Richardson Texas Independent School District, 4.75%, 2 1,004,640
  10,000  San Antonio Texas General, 4.75%, 2/1/19                 10,162
1,075,000 San Antonio Texas General, 4.75%, 2/1/19               1,092,415
 505,000  San Antonio Texas General, 4.75%, 2/1/19                510,929
 300,000  San Felipe Del Rio Texas Conservation, 5.0%, 8/15/12    312,051
2,310,000 Texas Clear Creek Independent School District General 2,117,046 2,050,000 Texas Keller Independent School District General Oblig 1,840,900 5,500,000 Texas Public Finance Authority Building Revenue, 0.0%, 5,432,625 2,750,000 Texas Public Finance Authority Building Revenue, 0.0%, 2,520,293
3,500,000 Texas State, Floating Rate Note, 9/30/11               4,141,620
 500,000  Tomball Texas Independent Schools, 5.0%, 2/15/11        522,400
3,500,000 Weslaco Health Facilities, 6.25%, 6/1/25               3,686,025
2,000,000 Weslaco Health Facilities, 6.25%, 6/1/32               2,090,200
 980,000  Whitehouse Texas Independent School District, 4.8%, 2/  984,733
  20,000  Whitehouse Texas Independent School District, 4.8%, 2/   20,085
                                                                $49,369,941
          Utah - 0.1 %
 500,000  Utah County Utah Charter School Revenue, 5.35%, 7/15/1$ 504,130
                                                                $ 504,130
          Virginia - 0.7 %
1,500,000 Amherst Virginia Development, 4.75%, 9/1/30           $1,381,860
2,500,000 Henrico County Virginia, Floating Rate Note, 8/23/27   3,256,200
                                                                $4,638,060
          Washington - 2.5 %
1,000,000 Cuyahoga County Health, 5.75%, 12/1/32                $1,033,364
1,095,000 King County Washington Public Hospital District, 5.25% 1,125,923
 300,000  King County Washington School District No. 415, 5.5%,   328,521
 165,000  King County General Obligation ,6.625%, 12/1/15         169,115
1,000,000 Pierce County Washington School District, 4.0%, 12/1/0 1,010,760
 500,000  Renton Washington Water & Sewer, 4.4%, 12/1/15          514,000
2,250,000 Snohmish County Public Utlility District Revenue, 5.7% 2,435,153 2,500,000 Snohomish County Public Utility District Revenue, 6.8% 2,997,150 3,500,000 Tobacco Settlement Authority Washington, 6.625%, 6/1/3 3,625,615
2,500,000 Washington State Housing, 5.25%, 1/1/17                2,516,200
                                                                $15,755,801
          Wisconsin - 0.3 %
1,430,000 Adams-Friendship School District, 6.5%, 4/1/16        $1,709,022
                                                                $1,709,022
          TOTAL MUNICIPAL BONDS
          (Cost  $614,577,125)                                  $627,920,497

          TAX-EXEMPT MONEY MARKET MUTUAL FUND - 1.5 %
   9,398  Blackrock Provident Instituitional Fund               $   9,398
          TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
          (Cost  $9,398)                                        $   9,398

          TOTAL INVESTMENT IN SECURITIES - 101.6%
          (Cost  $619,425,989)                                  $630,320,364

          OTHER ASSETS AND LIABILITIES - (1.6)%                 $(183,186)

          TOTAL NET ASSETS - 100.0%                             $630,137,178

(c) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $619,425,989 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost             $19,663,290

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value              (8,768,915)

          Net unrealized gain                                   $10,894,375




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.